5. Derivative Liabilities	3 Months Ended
Jun. 30, 2013
Derivatives, Policy [Policy Text Block] [Abstract]
Derivatives, Policy [Policy Text Block]
5.        Derivative Liabilities

As at June 30, 2013 and December 31, 2012, the following are the fair value of the derivative to account for the convertibility feature of the convertible debenture as well as the fact that there is no lower limit on the number of issuable common shares upon conversion:

	June 30, 2013 $	December 31, 2012 $

Convertible promissory note, due December 5, 2014	715,385	395,285

During the period ended June 30, 2013, the Company recorded a loss on the fair value of the derivative liability of $320,100 (December 31, 2012 - $245,285). The fair value of the derivative financial liabilities was determined using the multinomial lattice models and the following assumptions:

	Expected Volatility	Risk-free Interest Rate	Expected Dividend Yield	Expected Life (in years)

At December 6, 2012 (issuance date)	318%	0.25%	0%	2.00
At June 30, 2013	356%	0.26%	0%	1.43